Debt Settlement at December 31, 2012	33 Months Ended
Sep. 30, 2013
Debt Settlement [Abstract]
Debt Settlement
7. Debt Settlement at December 31, 2012

a)On November 26, 2012, the Company and each of the holders (non-related parties) of the convertible debentures entered into settlement and general release agreements releasing the holders of their requirement to provide the additional $30,000 each of proceeds pursuant to the June 29, 2012 convertible drawdown notes. Per the terms of the settlement and general release agreements, all three of these convertible debentures were converted into common shares of the Company at an exercise price of $0.0035 per share resulting in the Company issuing 5,714,286 shares for each $20,000 debenture converted. As at December 31, 2012, the Company recorded a loss on conversion of debt of $43,570 for the loan principal of $60,000 and accrued interest of $1,473 recorded based on the original terms of the agreements was forgiven at the time of settlement.

b)During the year ended December 31, 2011, the company entered into debt settlement agreements with various parties. Debts settled with non-related parties are included in gain on settlement of debt which consists of a gain recorded for the interest accrued on a loan payable of $10,000 of $151, amounts for legal fees of $40,000 settled for $15,000 offset with a loss on settlement of debt of $599 from the settlement of a loan balance of $105,000 plus interest of $9,178 which was settled for $114,777 with a non-related party. Debts settled with related parties have been included in additional paid in capital and consist of $14,965 gain on settlement of debt to the former President and CEO of the Company for unpaid management fees of $24,965 settled for $10,000. Included in additional paid in capital was an amount of $200,751 related to the gain on settlement of debt for settlement for the full balance of $200,600 plus accrued interest of $151 for a note payable to a non-related party which was forgiven to facilitate the Agreement with HOEL (note 5).